Loans from banks and other financial institutions (Details 1) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Medium Rooftops [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			January 2019
Balance of the loan			$ 0	$ 3
Interest rate and Indexation			2.2%, CPI-linked
Maturity			2034
Sunlight 1 [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			March 2018
Balance of the loan			$ 0	22
Interest rate and Indexation			2.6%-3%, CPI-linked
Maturity			2040
Sunlight 2 and Dekel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			December 2019
Balance of the loan			$ 0	13
Interest rate and Indexation			1.8%-2.4%, CPI-linked
Maturity			2041
Halutziot [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			December 2020
Balance of the loan			$ 144	152
Interest rate and Indexation			0.88%, CPI-linked
Maturity			2035
Halutziot 1 upgrade [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			September 2022
Balance of the loan			$ 18	19
Interest rate and Indexation			3.22%, CPI-linked
Maturity			2035
Halutziot 2 [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			September 2022
Balance of the loan			$ 30	30
Interest rate and Indexation			3.32%, CPI-linked
Maturity			2045
Mivtachim And Talmei Bilu [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			December 2020
Balance of the loan			$ 76	83
Interest rate and Indexation			0.77%, CPI-linked
Maturity			2033
Kramim And Idan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			December 2020
Balance of the loan			$ 24	26
Interest rate and Indexation			0.8%, CPI-linked
Maturity			2034
Emek Habacha [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			November 2018
Balance of the loan			$ 158	161
Interest rate and Indexation			2.41%, CPI-linked
Maturity			2040
Solar and Storage projects in Israel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			December 2023
Balance of the loan			$ 208	141
Interest rate and Indexation			Base interest (**) plus a margin of 2.6%
Maturity			2031
Ruach Beresheet [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			NIS
Date Financing Provided			July 2020
Balance of the loan			$ 303	306
Interest rate and Indexation			2.14% ,CPI-linked
Maturity			2042
Tullynamoyle [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			August 2020
Balance of the loan			$ 10	12
Interest rate and Indexation			90% of the loan - 3.47% 10% of the loan - 3M Euribor plus 2%
Maturity			2032
Lukovac [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			December 2020
Balance of the loan			$ 34	41
Interest rate and Indexation			84% of the loan - 3.5%-3.75% 16% of the loan - 3M Euribor plus 3%-3.5%
Maturity			2032
Ewk [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			December 2017
Balance of the loan			$ 78	93
Interest rate and Indexation			60% of the loan – 2.3% 29% of the loan - 3.95% 11% of the loan – 4.65%-4.83%
Maturity			2030
Picasso [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			January 2020
Balance of the loan			$ 71	81
Interest rate and Indexation			Until 2029 – 1.58% Until 2039 – 2.33%
Maturity			2039
SOWI [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			January 2020
Balance of the loan			$ 86	99
Interest rate and Indexation			49% of the loan – 1.91% 32% of the loan – 4.06% 1% of the loan – 4.46% 18% of the loan – 6M Euribor plus 4%
Maturity			2033
Gecama [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			June 2020
Balance of the loan			$ 145	164
Interest rate and Indexation			90% of the loan – 2.65%-3.15% 10% of the loan - 6M Euribor plus 2.5%-3%.
Maturity			2039
Björnberget [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			May 2021
Balance of the loan			$ 199	219
Interest rate and Indexation			79% of the loan – 2.28% 21% of the loan - 6M Euribor plus 1.75%.
Maturity			2041
Attila [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			HUF
Date Financing Provided			January 2019
Balance of the loan			$ 28	34
Interest rate and Indexation			70% of the loan – 6.3%. 30% of the loan – 4.05%.
Maturity			2036
Raaba Flow and Raaba ACDC [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			March 2024
Balance of the loan			$ 35	0
Interest rate and Indexation		Interest - The interest on the loan includes a margin of 3.15% for Raaba ACDC and 3.25% for Raaba Flow above the base interest rate set for the loan, which is the 3-month EURIBOR rate. The company hedged approximately 70% of the total base interest rate commitment through an Interest Rate Swap (IRS) contract until maturity date. The interest rate after fixing the 3 months EURIBOR interest rate is 2.908% for Raaba ACDC and 2.809% for Raaba Flow.	70% of the loan – 6.1% 30% of the loan - 3M Euribor plus 3.15%-3.25%.
Maturity			2033
Pupin [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			EUR
Date Financing Provided			March 2024
Balance of the loan			$ 67	0
Interest rate and Indexation			70% of the loan – 6.3% 30% of the loan - 3M Euribor plus 3.3%.
Maturity			2040
Atrisco PV [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			USD
Date Financing Provided			December 2023
Balance of the loan			$ 115	212
Interest rate and Indexation	interest rate (fixed base + margin) of 5.6% to 5.9%		5.4%-5.9%
Maturity			2049
Atrisco BESS [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency			USD
Date Financing Provided			December 2023
Balance of the loan			$ 174	$ 0
Interest rate and Indexation			5.6%-5.9%.
Maturity			2044